Stock-Based Compensation (Tables)	6 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-Based Compensation, Restricted Stock Units Award Activity

The following is a summary of the Plans’ restricted share and performance-based stock award activity as of March 31, 2015:

	Common Shares	Weighted-Average Grant Date Fair Value
Restricted Shares
Restricted shares, October 1, 2014	—	$—
Granted	79,728	18.05
Vested and issued	—	—
Forfeited	(556)	18.00
Canceled	—	—

Restricted shares, March 31, 2015	79,172	$18.05

Vested, but not issuable at March 31, 2015	12,221	$18.00

Performance Shares
Performance shares, October 1, 2014	—	$—
Granted	221,184	18.00
Vested and issued	—	—
Forfeited	(4,736)	18.00
Canceled	—	—

Performance shares, March 31, 2015	216,448	$18.00